CLASS A ORDINARY SHARES (Tables)	12 Months Ended
Jun. 30, 2023
CLASS A ORDINARY SHARES
Summary of pre-funded warrants activities

The following table summarizes the Company’s Pre-Funded Warrants activities and status of Pre-Funded Warrants as of June 30, 2023:

		Weighted	Average
		Average	Remaining
	Pre-Funded	Exercise Price	Period
Pre-Funded Warrants	Warrants	Per Share	(Years)
Outstanding as of June 30, 2021	81,667	$0.18	5.46
Issued	—	—	—
Forfeited	—	—	—
Exercised	(81,667)	$0.18	—
Expired	—	—	—
Outstanding as of June 30, 2022	—	$—	—
Issued	65,278	0.18	5.50
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2023	65,278	$0.18	5.22